LONG-TERM DEBT, NET (2019 7.250% Studio City Notes) - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Feb. 11, 2019	Dec. 31, 2020	Feb. 17, 2021	Dec. 31, 2019
Long-Term Debt [Line Items]
Total long-term debt		$ 5,700,168		$ 4,451,278
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 600,000		$ 0
Purchase price as percentage of principal	100.00%
Maturity date		Feb. 11, 2024
Interest rate per annum	7.25%
Net assets restricted from distribution		$ 1,288,000
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member] | Prior to February 11, 2021 [Member]
Long-Term Debt [Line Items]
Maximum redeemable percentage of principal prior to a specific date for partial redemption with net cash proceeds from equity offerings at a fixed redemption price	35.00%